UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09805

Exact name of registrant as specified in charter:	Strategic Partners Opportunity Funds

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	2/28/2006

Date of reporting period:	11/30/2005

Item 1. Schedule of Investments [INSERT REPORT]

Jennison Select Growth Fund

Schedule of Investments

as of November 30, 2005 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.6%
COMMON STOCKS
Beverages 2.8%
46,200	PepsiCo, Inc.	$2,735,040

Biotechnology 8.6%
33,800	Amgen, Inc.(a)	2,735,434
34,600	Genentech, Inc.(a)	3,308,452
43,800	Gilead Sciences, Inc.(a)	2,220,222

		8,264,108

Capital Markets 6.7%
11,900	Goldman Sachs Group, Inc.	1,534,624
36,600	Merrill Lynch & Co., Inc.	2,430,972
163,400	Schwab, Charles, Corp.	2,491,850

		6,457,446

Communications Equipment 3.5%
94,400	Nokia Corp. (ADR) (Finland)	1,612,352
38,500	QUALCOMM, Inc.	1,750,595

		3,362,947

Computer & Peripherals 3.1%
34,600	Apple Computer, Inc.(a)	2,346,572
47,400	EMC Corp.(a)	660,282

		3,006,854

Consumer Finance 3.0%
56,100	American Express Co.	2,884,662

Energy Equipment & Services 2.2%
21,900	Schlumberger Ltd.	2,096,487

Food & Staples Retailing 2.5%
16,600	Whole Foods Market, Inc.	2,444,848

Health Care Equipment & Supplies 2.4%
48,200	St. Jude Medical, Inc.(a)	2,302,514

Health Care Providers & Services 6.5%
38,500	Caremark Rx, Inc.(a)	1,978,515
71,300	UnitedHealth Group, Inc.	4,268,018

		6,246,533

Household Products 3.8%
64,900	Procter & Gamble Co.	3,711,631

Industrial Conglomerates 3.9%
105,900	General Electric Co.	3,782,748

Internet & Catalog Retail 4.0%
85,600	eBay, Inc.(a)	3,835,736

Internet Software & Services 9.8%
14,500	Google, Inc. (Class A shares)(a)	5,872,355
88,200	Yahoo!, Inc.(a)	3,548,286

		9,420,641

Multiline Retail 4.4%
31,100	Federated Department Stores, Inc.	2,003,773
41,400	Target Corp.	2,215,314

		4,219,087

Pharmaceuticals 6.9%
34,600	Novartis AG (ADR) (Switzerland)	1,813,040
44,200	Roche Holding Ltd. Spons. (ADR) (Switzerland)	3,321,767
38,600	Sanofi-Aventis (ADR) (France)	1,552,106

		6,686,913

Semiconductors & Semiconductor Equipment 8.1%
51,200	Marvell Technology Group Ltd.(a)	2,843,648
59,700	Maxim Integrated Products, Inc.	2,182,035
85,100	Texas Instruments, Inc.	2,764,048

		7,789,731

Software 13.0%
74,100	Adobe Systems, Inc.	2,416,401
52,600	Business Objects SA-SP (ADR) (France)(a)	2,090,324
39,400	Electronic Arts, Inc.(a)	2,220,584
83,200	Microsoft Corp.	2,305,472
35,400	NAVTEQ Corp.(a)	1,486,800
43,800	SAP AG (ADR) (Germany)	1,977,570

		12,497,151

Specialty Retail 2.2%
48,900	Chico’s FAS, Inc.(a)	2,156,979

Textiles, Apparel, & Luxury Goods 2.2%
61,300	Coach, Inc.(a)	2,110,559

	Total long-term investments (cost $74,110,486)	96,012,615

SHORT-TERM INVESTMENTS 0.6%
Money Market Mutual Fund
595,828	Dryden Core Investment Fund-Taxable Money Market Series (cost $595,828)(c)	595,828

	Total Investments 100.2% (cost $74,706,314)(b)	96,608,443
	Liabilities in excess of other assets (0.2%)	(153,585)

	Net Assets 100.0%	$96,454,858

The Following abbreviations are used in portfolio descriptions:

ADR-American Depository Receipt.

(a)	Non-income producing security.

(b)	The United States federal income tax basis of the Portfolio’s investments was $75,120,264; accordingly, net unrealized appreciation on investments for federal income tax purposes was $21,488,179 (gross unrealized appreciation $21,876,417; gross unrealized depreciation $388,238). The difference between book and tax basis is attributable to deferred losses on wash sales.

(c)	Prudential Investments LLC, the manager of the Portfolio, also serves an manager of the Dryden Core Investment Fund – Taxable Money Market Series.

Dryden Strategic Value Fund

Schedule of Investments

as of November 30, 2005 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.6%
COMMON STOCKS
Aerospace & Defense 1.6%
6,300	General Dynamics Corp.	$720,090
5,600	Northrop Grumman Corp.	321,272
10,000	Raytheon Co.	384,200
12,100	United Technologies Corp.	651,464

		2,077,026

Air Freight & Logistics 0.4%
12,100	Ryder System, Inc.	513,403

Automobiles & Components 1.1%
17,100	Dana Corp.	119,187
38,300	Ford Motor Co.	311,379
10,500	General Motors Corp.	229,950
11,000	Johnson Controls, Inc.	763,950

		1,424,466

Beverages 1.4%
9,000	Anheuser-Busch Cos., Inc.	393,660
19,700	Coca-Cola Enterprises, Inc.	378,634
25,000	ConAgra Foods, Inc.	537,500
7,200	Molson Coors Brewing Co.	479,448

		1,789,242

Building Products 0.3%
12,700	Masco Corp.	378,079

Capital Markets 5.0%
6,800	Bear Stearns Cos., Inc. (The)	754,732
10,400	Goldman Sachs Group, Inc.	1,341,184
8,600	Lehman Brothers Holdings, Inc.	1,083,600
24,900	Merrill Lynch & Co., Inc.	1,653,858
26,200	Morgan Stanley	1,467,986

		6,301,360

Chemicals 1.7%
10,900	Dow Chemical Co. (The)	493,225
15,400	E.I. DuPont de Nemours & Co.	658,350
18,100	Engelhard Corp.	533,950
7,500	PPG Industries, Inc.	455,475

		2,141,000

Commercial Banks 12.9%
18,000	AmSouth Bancorp.	478,620
93,700	Bank of America Corp.	4,299,893
16,300	BB&T Corp.	693,565
10,400	Comerica, Inc.	599,768
18,300	Huntington Bancshares, Inc.	438,468
18,400	National City Corp.	623,944

10,500	PNC Financial Services Group Inc.	669,585
19,700	Regions Financial Corp.	663,693
11,100	SunTrust Banks, Inc.	807,414
48,500	U.S. Bancorp	1,468,580
47,100	Wachovia Corp.	2,515,140
39,300	Wells Fargo & Co.	2,470,005
6,400	Zions Bancorp.	484,032

		16,212,707

Commercial Services & Supplies 0.8%
31,800	Cendant Corp.	565,086
19,300	H&R Block, Inc.	471,692

		1,036,778

Computers & Peripherals 1.4%
32,700	Hewlett-Packard Co.	970,209
9,200	International Business Machines Corp.	817,880

		1,788,089

Consumer Finance 0.5%
8,200	Capital One Financial Corp.	681,092

Diversified Financial Services 7.3%
119,500	Citigroup, Inc.	5,801,725
87,500	JPMorgan Chase & Co.	3,346,875

		9,148,600

Diversified Telecommunication Services 5.1%
88,100	AT&T Inc.	2,194,571
59,300	BellSouth Corp.	1,616,518
12,100	CenturyTel, Inc.	400,510
70,800	Verizon Communications, Inc.	2,264,184

		6,475,783

Electric Utilities 3.3%
20,800	American Electric Power Co., Inc.	760,032
15,400	Cinergy Corp.	632,632
10,500	Entergy Corp.	735,000
21,800	Exelon Corp.	1,134,472
25,100	Southern Co. (The)	871,221

		4,133,357

Exchange Traded Fund 0.4%
7,900	Ishares Russell 1000 Value Ind	548,102

Food & Staples Retailing 1.7%
33,300	Kroger Co. (The)(a)	648,018
30,100	Safeway, Inc.	699,825
19,400	Supervalue, Inc.	634,768
11,500	Tyson Foods, Inc. (Class A Shares)	193,545

		2,176,156

Food Products 0.9%
23,700	Archer-Daniels-Midland Co.	558,609
29,100	Sara Lee Corp.	525,546

		1,084,155

Gas Utilities 0.2%
8,700	Peoples Energy Corp.	312,591

Healthcare Providers & Services 1.6%
7,300	Cigna Corp.	821,396
10,900	HCA, Inc.	555,791
13,600	McKesson Corp.	684,080

		2,061,267

Hotels, Restaurants & Leisure 1.5%
17,200	Darden Restaurants, Inc.	615,416
36,900	McDonald’s Corp.	1,249,065

		1,864,481

Household Durables 3.1%
6,700	Black & Decker Corp.	588,327
8,600	Centex Corp.	617,910
6,300	KB Home	439,551
20,500	Newell Rubbermaid, Inc.	472,935
13,900	Pulte Homes, Inc.	578,657
12,600	Stanley Works (The)	604,800
8,100	Whirlpool Corp.	662,985

		3,965,165

Industrial Conglomerates 0.5%
4,600	Textron, Inc.	362,940
9,300	Tyco International Ltd. (Bermuda)	265,236

		628,176

Insurance 8.0%
9,800	ACE Ltd.	543,900
22,400	Allstate Corp. (The)	1,256,640
5,800	AMBAC Financial Group, Inc.	444,802
36,200	American International Group, Inc.	2,430,468
18,900	AON Corp.	688,149
5,200	Chubb Corp.	503,568
9,400	Hartford Financial Services Group, Inc.	821,278
9,500	Jefferson-Pilot Corp.	527,725
9,700	Lincoln National Corp.	504,206
9,700	MBIA, Inc.	599,266
5,300	Progressive Corp. (The)	651,847
11,600	St. Paul Travelers Cos., Inc. (The)	539,748
10,200	Torchmark Corp.	552,024

		10,063,621

IT Services 1.3%
13,300	Computer Sciences Corp.(a)	668,059
35,900	Convergys Corp.(a)	595,940
14,800	Electronic Data Systems Corp.	341,140

		1,605,139

Leisure Equipment & Products 0.7%
17,600	Eastman Kodak Co.	421,872
26,700	Mattel, Inc.	444,555

		866,427

Machinery 0.9%
8,900	Deere & Co.	617,215
11,900	Ingersoll-Rand Co. Ltd.	471,597

		1,088,812

Media 1.0%
22,100	Comcast Corp. (Class A Shares)(a)	583,440
20,300	Viacom, Inc. (Class B Shares)	678,020

		1,261,460

Metals & Mining 0.3%
15,700	Alcoa, Inc.	430,337

Multi-Utilities 3.2%
12,600	Consolidated Edison, Inc.	573,804
10,400	Dominion Resources, Inc.	789,880
14,100	DTE Energy Co.	615,324
15,900	KeySpan Corp.	533,604
16,700	NiSource, Inc.	359,551
7,900	Public Service Enterprise Group, Inc.	495,488
14,600	Sempra Energy	641,670

		4,009,321

Multiline Retail 0.7%
13,000	Federated Department Stores, Inc.	837,590

Oil, Gas & Consumable Fuels 15.2%
5,500	Amerada Hess Corp.	673,860
7,700	Anadarko Petroleum Corp.	697,697
13,000	Burlington Resources, Inc.	939,250
54,400	ChevronTexaco Corp.	3,117,664
38,200	ConocoPhillips	2,311,482
15,100	Devon Energy Corp.	909,020
132,300	Exxon Mobil Corp.	7,677,369
6,300	Kerr-McGee Corp.	544,635
15,400	Marathon Oil Corp.	913,066
14,800	Occidental Petroleum Corp.	1,173,640

		18,957,683

Paper & Forest Products 0.8%
12,300	International Paper Co.	387,819
10,000	Weyerhaeuser Co.	663,100

		1,050,919

Pharmaceuticals 5.8%
47,700	Bristol-Myers Squibb Co.	1,029,843
39,300	King Pharmaceuticals, Inc.(a)	618,189
50,600	Merck & Co., Inc.	1,487,640
151,100	Pfizer, Inc.	3,203,320
22,300	Wyeth	926,788

		7,265,780

Road & Rail 1.0%
3,500	Burlington Northern Santa Fe Corp.	231,630
6,400	CSX Corp.	311,296
9,200	Union Pacific Corp.	704,168

		1,247,094

Specialty Retail 1.7%
24,200	Autonation, Inc.(a)	501,424
4,900	AutoZone, Inc.(a)	436,394
10,800	Limited Brands	240,300
20,800	RadioShack Corp.	474,448
12,000	Sherwin-Williams Co. (The)	526,080

		2,178,646

Textiles & Apparel 1.2%
15,700	Jones Apparel Group, Inc.	451,532
13,300	Liz Claiborne, Inc.	463,904
10,500	V.F. Corp.	594,825

		1,510,261

Thrifts & Mortgage Finance 2.7%
26,900	Countrywide Financial Corp.	936,389
10,100	Golden West Financial Corp.	654,379
8,900	MGIC Investment Corp.	579,390
29,500	Washington Mutual, Inc.	1,215,105

		3,385,263

Tobacco 2.1%
11,700	UST, Inc.	451,386
29,800	Altria Group, Inc.	2,169,142

		2,620,528

Wireless Telecommunication Services 0.3%
15,700	Sprint Nextel Corp.	393,128

	Total long-term investments (cost $116,262,692)	125,513,084

Principal Amount (000)
SHORT-TERM INVESTMENT 0.1%
U. S. Treasury Securities

$100,000	United States Treasury Bill 3.35%, 12/05/05 (cost $99,870)	99,848

	Total Investments 99.7% (cost $116,362,562)(b)	125,612,932
	Other assets in excess of liabilities 0.3%	343,848

	Net Assets 100%	$125,956,780

(a)	Non-income producing security.

(b)	The United States federal income tax basis of the fund’s investments was $116,479,579; accordingly, net unrealized appreciation on investments for federal income tax purposes was $9,133,353 (gross unrealized appreciation $12,705,217; gross unrealized depreciation $3,571,864). The difference between book and tax basis is attributable to deferred losses on wash sales.

Open future contracts outstanding at November 30, 2005:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at November 30, 2005	Unrealized Appreciation
	Long Positions:
1	S&P 500	Dec. 2005	$306,500	$312,775	$6,275

See Notes to Schedule of Investments

Strategic Partners New Era Growth Fund

Schedule of Investments

as of November 30, 2005 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.1%
COMMON STOCKS

Aerospace & Defense 0.4%
7,000	Northrop Grumman Corp.	$401,590

Biotechnology 5.4%
16,400	Affymetrix, Inc. (a)	807,536
23,100	Encysive Pharmaceuticals, Inc. (a)	262,647
18,700	Genentech, Inc. (a)	1,788,094
5,800	Genzyme Corp. (a)	431,172
9,600	Gilead Sciences, Inc. (a)	486,624
27,000	MedImmune, Inc. (a)	969,570
14,900	Nektar Therapeutics (a)	250,618

		4,996,261

Capital Markets 3.9%
46,500	E*Trade Financial Corp. (a)	907,680
22,800	Nasdaq Stock Market, Inc.	892,164
11,100	Price, (T. Rowe) Group, Inc.	798,645
25,000	SEI Investments Co.	1,021,250

		3,619,739

Chemicals 0.4%
4,400	Potash Corp. of Saskatchewan, Inc. (Canada)	321,860

Commercial Banks 1.4%
25,400	Commerce Bancorp, Inc.	855,726
16,000	Signature Bank (a)	460,640

		1,316,366

Commercial Services & Supplies 11.3%
22,800	Advisory Board Co. (The) (a)	1,101,696
21,200	Bright Horizons Family Solutions, Inc. (a)	750,056
10,700	ChoicePoint, Inc. (a)	462,561
23,300	Corporate Executive Board Co. (The)	2,015,683
11,300	Equifax, Inc.	432,790
23,500	Monster Worldwide, Inc. (a)	914,150
43,700	Resources Connection, Inc. (a)	1,269,048
47,700	Robert Half International, Inc.	1,825,002
9,300	Strayer Education, Inc.	928,140
15,000	Weight Watchers International, Inc. (a)	717,000

		10,416,126

Communication Equipment 4.1%
29,100	America Movil SA, ADR Series L (Mexico)	835,752
9,500	F5 Networks, Inc. (a)	501,885
14,000	Harris Corp.	624,120
16,500	Juniper Networks, Inc. (a)	371,085
58,000	Motorola, Inc.	1,397,220

		3,730,062

Computers & Peripherals 4.0%
31,100	Apple Computer, Inc. (a)	2,109,202
6,200	Sandisk Corp.	316,572

Shares	Description	Value
43,700	Seagate Technology (Cayman Islands) (a)	$826,804
29,000	Western Digital Corp. (a)	432,680

		3,685,258

Diversified Financial Services 1.6%
36,700	Ameritrade Holding Corp. (a)	857,312
950	Chicago Mercantile Exchange Holdings, Inc.	336,443
4,600	CIT Group, Inc.	227,700

		1,421,455

Diversified Telecommunications Services 0.4%
16,500	Sprint Nextel Corp.	413,160

Electrical Equipment 1.9%
32,300	Advanced Micro Devices, Inc. (a)	845,614
16,100	Energy Conversion Devices, Inc.	472,535
7,000	Rockwell Automation, Inc.	395,010

		1,713,159

Electronic Equipment & Instruments 0.8%
24,100	Cogent, Inc. (a)	569,242
2,900	Garmin Ltd. (Cayman Islands)	159,790

		729,032

Energy Equipment & Services 5.0%
45,700	BJ Services Co.	1,674,905
9,700	Nabors Industries Ltd. (Barbados) (a)	679,097
9,000	National-Oilwell Varco, Inc. (a)	545,580
44,200	Smith International, Inc.	1,670,318

		4,569,900

Food & Staples Retailing 1.2%
13,600	CVS Corp.	367,472
11,600	United Natural Foods, Inc. (a)	325,728
3,000	Whole Foods Market, Inc.	441,840

		1,135,040

Health Care Equipment & Supplies 3.6%
6,400	Bard (C.R.), Inc.	415,168
5,000	Bausch & Lomb, Inc.	406,300
13,000	Dade Behring Holdings, Inc.	531,570
15,000	Foxhollow Technologies, Inc. (a)	653,100
49,500	Intralase Corp. (a)	856,845
10,900	Kyphon, Inc. (a)	463,141

		3,326,124

Healthcare Providers & Services 5.6%
18,300	Abgenix, Inc. (a)	250,893
11,300	Community Health Systems, Inc. (a)	453,017
35,000	Express Scripts, Inc. (a)	2,956,100
10,200	Humana, Inc. (a)	467,466
7,200	PacifiCare Health Systems, Inc. (a)	619,488

Shares	Description	Value
7,300	Pharmaceutical Product Development, Inc. (a)	425,517

		5,172,481

Hotels, Restaurants & Leisure 1.9%
9,200	Chang’s China Bistro, (P.F.), Inc. (a)	$473,340
2,975	Four Seasons Hotels, Inc. (Canada)	148,453
5,700	Marriott International, Inc. (Class A Shares)	368,277
13,100	Wynn Resorts Ltd. (a)	731,373

		1,721,443

Household Durables 0.6%
14,800	Toll Brothers, Inc. (a)	509,120

Insurance 2.4%
11,500	Assurant, Inc.	507,380
23,500	National Interstate Corp.	428,640
7,300	Safeco Corp.	410,625
11,200	WellPoint, Inc. (a)	860,496

		2,207,141

Internet 6.9%
54,200	Amazon.com, Inc. (a)	2,626,532
83,100	eBay, Inc. (a)	3,723,711

		6,350,243

Internet Software & Services 6.3%
8,600	Ctrip.com International Ltd., ADR (China) (a)	501,294
1,500	Google, Inc. (Class A Shares) (a)	607,485
4,600	Netease.com, Inc., ADR (China) (a)	262,108
9,400	Sina.com	234,436
21,000	Valueclick, Inc. (a)	396,480
8,300	Websense, Inc. (a)	539,085
80,400	Yahoo!, Inc. (a)	3,234,492

		5,775,380

IT Services 3.5%
13,400	Alliance Data Systems Corp. (a)	516,838
23,300	Checkfree Corp. (a)	1,091,605
33,000	Cognizant Technology Solutions Corp. (a)	1,603,470

		3,211,913

Machinery & Equipment 1.2%
23,300	JLG Industries, Inc.	1,060,150

Media 0.7%
23,000	XM Satellite Radio Holdings, Inc. (Class A Shares) (a)	672,980

Metals & Mining 0.9%
15,200	Precision Castparts Corp.	775,048

Oil, Gas & Consumable Fuels 5.5%
5,600	Amerada Hess Corp.	686,112
5,900	Consol Energy, Inc.	381,848
13,000	Newfield Exploration Co. (a)	601,380
23,400	Plains Exploration & Production Co. (a)	992,160
8,800	Ultra Petroleum Corp. (Canada)	473,264
8,345	Valero Energy Corp.	802,789

Shares	Description	Value
16,800	Whiting Petroleum Corp. (a)	696,360
10,400	XTO Energy, Inc.	$423,176

		5,057,089
Pharmaceuticals 2.2%
7,600	Barr Pharmaceuticals, Inc. (a)	435,860
20,300	Cubist Pharmaceuticals, Inc. (a)	458,983
3,000	Invitrogen Corp. (a)	199,950
4,900	Neurocrine Biosciences, Inc. (a)	291,648
24,300	Onyx Pharmaceuticals, Inc. (a)	613,089

		1,999,530
Semiconductors & Semiconductor Equipment 5.3%
27,600	Broadcom Corp. (Class A Shares) (a)	1,284,504
6,404	Freescale Semiconductor, Inc. (a)	165,223
11,635	Hittite Microwave Corp. (a)	291,922
25,000	LSI Logic Corp. (a)	205,250
27,900	Marvell Technology Group Ltd. (Bermuda) (a)	1,549,566
18,800	MEMC Electronic Materials, Inc. (a)	420,744
16,200	National Semiconductor Corp.	419,256
13,900	Nvidia Corp. (a)	502,763

		4,839,228
Software 4.5%
52,400	Activision, Inc. (a)	697,444
19,500	BMC Software, Inc. (a)	399,555
42,000	Compuware Corp.	387,660
21,600	NAVTEQ Corp. (a)	907,200
7,900	Research in Motion Ltd. (a)	482,927
39,500	Salesforce.com, Inc. (a)	1,258,075

		4,132,861
Specialty Retail 4.9%
14,400	Cheesecake Factory, Inc. (The) (a)	527,616
38,300	Chico’s FAS, Inc. (a)	1,689,413
22,800	MSC Industrial Direct Co., Inc.	891,252
11,500	Nordstrom, Inc.	424,120
14,800	Office Depot, Inc. (a)	439,264
16,200	Urban Outfitters, Inc. (a)	499,932

		4,471,597
Textiles, Apparel & Luxury Goods 1.3%
34,500	Coach, Inc. (a)	1,187,835

	Total Investments—99.1% (cost $71,551,535)(b)	90,939,171
	Assets in excess of other liabilities —0.9%	862,044

	Net Assets —100%	$91,801,215

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.

4

(b)	The United States federal income tax basis of the Fund was $71,783,608; accordingly, net unrealized appreciation on investments for federal income tax purposes was $19,155,563 (gross unrealized appreciation $20,335,928; gross unrealized depreciation $1,180,365). The difference between book and tax basis is attributable to deferred losses on wash sales.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Funds’ normal pricing time, are valued at fair value in accordance with the Board of Trustees approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days, are valued at current market quotations.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding Funds is available in the Funds’ most recent Report to Shareholders. This information is available on The Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Strategic Partners Opportunity Funds

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date January 25, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date January 25, 2006

*	Print the name and title of each signing officer under his or her signature.